CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, tax	$ 0
Share issuance upon initial public offering, issuance cost	$ 4,264,457